SCHEDULE OF FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2021 $ / shares	Oct. 31, 2021 $ / shares	Sep. 30, 2021 $ / shares	Aug. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	Jun. 14, 2021 $ / shares	Apr. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Nov. 30, 2020 $ / shares	Oct. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 8.00	$ 20.80	$ 80.00	$ 8.00	$ 8.00
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate	5.68							8.32
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate	3.2							4.73
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate	203.44							259.2
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate	0.0							0.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate	1.52							0.18